Vanguard Convertible Securities Fund

Supplement to the Prospectus

Important Changes to Vanguard Convertible Securities Fund
Vanguard Convertible Securities Fund is now open to new accounts for personal investors, and shareholders are no longer subject to a $25,000 annual investment limit. Participants in certain qualified retirement plans may continue to invest in accordance with the terms of their plans. There is no specific time frame for when the Fund will reopen to other Vanguard clients.

The Fund may modify these transaction policies at any time and without prior notice to shareholders.

You may call Vanguard for more detailed information about the Fund’s transaction policies. Investors in nonretirement accounts and IRAs may call
Vanguard's Investor Information Department at 800-662-7447. Participants
in employer-sponsored plans may call Vanguard Participant Services at
800-523-1188.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS82A 052010

Vanguard Convertible Securities Fund
Summary Prospectus

March 23, 2011

Investor Shares

Vanguard Convertible Securities Fund Investor Shares (VCVSX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
March 23, 2011, are incorporated into and made part of this Summary
Prospectus by reference.

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to provide current income and long-term capital appreciation.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees
(Fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	None
Purchase Fee	None
Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (on shares held less than one year)	1%
Account Service Fee (for fund account balances below $10,000)	$20/year

Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.65%
12b-1 Distribution Fee	None
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.68%

Example

The following example is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$69	$218	$379	$847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103%.

Primary Investment Strategies
The Fund invests at least 80% of its assets in U.S. and foreign convertible securities, which are hybrid securities that combine the investment characteristics of bonds and common stocks. Convertible securities include corporate bonds and preferred stocks that are convertible into common stock, as well as debt securities with warrants or common stock attached. Many convertible securities have credit ratings that are below investment grade.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of global stock markets. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. In addition, investments in foreign stocks can be riskier than U.S. stock investments. The prices of foreign stocks and the prices of U.S. stocks have, at times, moved in opposite directions.

• Interest rate risk, which is the chance that prices of convertible securities will decline along with overall bond prices because of rising interest rates. Convertible securities are particularly sensitive to interest rate changes when their predetermined conversion price is much higher than the price of the issuing company’s common stock.

• Credit risk, which is the chance that the issuer of a convertible security will fail to pay interest or dividends and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. Companies that issue convertible securities are often small to medium size, and they often have low credit ratings. In addition, the credit rating of a company’s convertible securities is generally lower than that of its non-convertible debt securities. Convertibles are normally considered ”junior“ securities—that is, the company usually must pay interest on its non-convertible debt before it can make payments on its convertible securities. If an issuer stops making interest or principal payments, these securities may become worthless and the Fund could lose its entire investment. Reflecting the universe of convertible securities, most of the Fund’s rated holdings are below investment-grade. Therefore, credit risk is greater for the Fund than for funds that invest in higher-grade securities.

• Manager risk, which is the chance that poor security selection or focus on securities in a particular sector, category, or group of companies will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

• Liquidity risk, which is the chance that the Fund will experience market difficulty in buying or selling securities quickly enough to prevent or minimize a loss. Liquidity risk arises when there is an insufficient market for a particular security or class of securities.

• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value of securities issued by companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index and other comparative benchmarks, which have investment characteristics similar to those of the
Fund. As of January 1, 2011, the Fund’s performance benchmark was changed to a composite benchmark consisting of 70% Bank of America Merrill Lynch All US
Convertibles Index and 30% Bank of America Merrill Lynch Global 300 Convertibles
ex-US Index (hedged), because the Fund’s board of trustees believes that the new composite benchmark is more consistent with the Fund’s investment strategy. As of
January 1, 2011, the Spliced Convertibles Composite Index consists of the returns of the CS First Boston Convertible Securities Index through November 30, 2004; the Bank of America Merrill Lynch All US Convertibles Index (formerly the Bank of America
Merrill Lynch All Convertibles-All Qualities Index) through December 31, 2010; and a composite index consisting of 70% Bank of America Merrill Lynch All US Convertibles
Index and 30% Bank of America Merrill Lynch Global 300 Convertibles ex-US Index
(hedged) thereafter. Returns for the Convertible Securities Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund’s past performance
(before and after taxes) does not indicate how the Fund will perform in the future.
Updated performance information is available on our website at
vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Convertible Securities Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 14.66% (quarter ended September 30, 2009), and the lowest return for a quarter was –15.90% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Vanguard Convertible Securities Fund Investor Shares
Return Before Taxes	19.24%	8.05%	6.88%
Return After Taxes on Distributions	15.58	5.69	4.90
Return After Taxes on Distributions and Sale of Fund Shares	13.15	5.67	4.84
Comparative Benchmarks
Bank of America Merrill Lynch All US Convertibles Index
(reflects no deduction for fees, expenses, or taxes)	16.77%	5.71%	4.97%
Spliced Convertibles Composite Index
(reflects no deduction for fees, expenses, or taxes)	16.77	5.71	4.73
Convertible Securities Funds Average
(reflects no deduction for taxes)	16.85	5.55	4.38

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After
Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
Oaktree Capital Management, L.P.

Portfolio Managers

Larry W. Keele, CFA, Principal and a founder of Oaktree Capital Management, L.P.
He has managed the Fund since 1996.

Jean-Paul Nedelec, Managing Director of Oaktree Capital Management, L.P. He has
co-managed the Fund’s foreign convertible securities investments since 2010.

Abe Ofer, Managing Director of Oaktree Capital Management, L.P. He has co-
managed the Fund’s foreign convertible securities investments since 2010.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone
(800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares
To open and maintain an account	$10,000
To add to an existing account	$100 (other than by Automatic Investment Plan,
which has no established minimum)

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain. Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares. A sale or exchange of Fund shares is a taxable event, which means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may also be subject to state and local income taxes.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

This page intentionally left blank.

Vanguard Convertible Securities Fund Investor Shares—Fund Number 82

CFA® is a trademark owned by CFA Institute.

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
SP 82 032011